Segments - Identifiable Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets	$ 807,273	$ 868,195
Cash and cash equivalents	153,977	84,002
Other	$ 4,549	13,236
Kamsarmax pool [Member]
Assets		265,331
Scorpio Ultramax Pool
Assets		489,611
Corporate Segment
Cash and cash equivalents		62,857
Other		$ 50,396